CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 15,260		$ 25,982			$ 27,727
Marketable securities	4,828		15,836			40,894
Prepaid expenses and other current assets	2,167		1,929			3,186
Total current assets	22,255		43,747			71,807
Property and equipment, net	283		3,273			5,458
Right of use assets			2,617			3,263
Other assets	82		546			332
Total assets	22,620		50,183			80,860
Current liabilities:
Accounts payable	2,578		2,011			5,353
Accrued liabilities and other liabilities	3,835		8,555			4,221
Total current liabilities	6,413		10,566			9,574
Lease liabilities, long term	3,603		4,148			5,153
Other long-term liabilities	455		526			661
Total liabilities	10,471		15,240			15,388
Stockholders' equity:
Preferred stock, par value of $0.001 per share; 10,000,000 shares authorized at June 30, 2026 and December 31, 2025; No shares issued and outstanding at June 30, 2026 and December 31, 2025
Common stock, par value of $0.001 per share; 100,000,000 shares authorized at June 30, 2026 and December 31, 2025; 4,068,951 and 3,505,621 shares issued and outstanding at June 30, 2026 and December 31, 2025, respectively	4		4			2
Additional paid-in capital	472,816		470,898			445,602
Accumulated other comprehensive (loss) income	(3)		21			4
Accumulated deficit	(460,668)		(435,980)			(380,136)
Total stockholders' equity	12,149	$ 26,716	34,943	$ 29,646	$ 55,855	65,472	$ 114,421
Total liabilities and stockholders' equity	$ 22,620		$ 50,183			$ 80,860